Shareholder Report, Holdings (Details)	May 31, 2024
C000007970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007970 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000007970 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000007970 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007970 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007969 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007969 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007969 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007969 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007969 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000007969 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000007969 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007969 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007971 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000007971 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000007971 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007971 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007971 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007971 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007971 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%